Income Tax Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Description of income tax holiday expiration period for subsidiary	2023 to 2025	2015 to 2022
Bottom of range [member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	5.00%
Top of range [member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	34.00%